Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income	$ 222	$ 98	$ 271	$ 78
Items Included in Other Comprehensive (Loss) Income
Change in foreign currency translation adjustment	(135)	(17)	(818)	100
Other	(5)	(13)	(45)	(18)
Other Comprehensive (Loss) Income	(140)	(30)	(863)	82
Total Comprehensive Income (Loss)	$ 82	$ 68	$ (592)	$ 160